Trade and other payables: amounts falling due after more than one year (Tables)	6 Months Ended
Jun. 30, 2019
More than one year [member]
Statement [LineItems]
Summary of Trade and Other Payables

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Payments due to vendors (earnout agreements)	203.9	349.2	266.5
Liabilities in respect of put option agreements with vendors	223.0	211.2	205.2
Fair value of derivatives	—	30.4	14.2
Other creditors and accruals	140.8	347.0	355.5
	567.7	937.8	841.4

Trade and Other Payable [member]
Statement [LineItems]
Maturity Analysis for Non-derivative Financial Liabilities

The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Within one year	167.6	193.7	148.2
Between 1 and 2 years	90.0	131.4	140.2
Between 2 and 3 years	44.1	96.5	38.5
Between 3 and 4 years	36.9	61.3	50.3
Between 4 and 5 years	22.4	49.9	20.4
Over 5 years	10.5	10.1	17.1
	371.5	542.9	414.7

Summary of Contingent Consideration

The following table sets out the movements in contingent consideration during the period:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
At the beginning of the period	414.7	630.7	630.7
Earnouts paid	(57.9)	(38.0)	(120.2)
New acquisitions	3.9	11.9	48.6
Revision of estimates taken to goodwill	1.1	(26.3)	(68.3)
Revaluation of payments due to vendors (note 6)	8.4	(29.7)	(82.6)
Exchange adjustments	1.3	(5.7)	6.5
At the end of the period	371.5	542.9	414.7